NOTE RECEIVABLES (Details Narrative) - 12 months ended Dec. 31, 2020 ¥ in Millions	USD ($)	CNY (¥)
NOTE RECEIVABLES (Details Narrative)
Note receivable from related party | ¥		¥ 30
Annual interest percentage	5.00%
Accrued interest | $	$ 33,646
Maturity date	Nov. 04, 2021